Note 15 - Shareholders' Equity - Share Repurchases (Details) - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Shares repurchased (in shares)	14,225	80,636	44,464
Cost	$ 40,150	$ 379,675	$ 195,206